Perritt Ultra MicroCap Fund
Schedule of Investments (Unaudited)		July 31, 2022

Shares	COMMON STOCKS - 96.27%	Value
	Aerospace & Defense - 1.44%
35,000	VirTra, Inc. (a)	$179,900
		179,900
	Biotechnology - 3.05%
12,000	Actinium Pharmaceuticals, Inc. (a)	59,160
36,494	ImmuCell Corp. (a)	320,417
		379,577
	Capital Markets - 2.32%
9,000	Hennessy Advisors, Inc.	93,060
11,000	Silvercrest Asset Management Group, Inc. - Class A	195,800
		288,860
	Chemicals - 3.42%
52,419	AgroFresh Solutions, Inc. (a)	92,782
47,000	Flexible Solutions International, Inc. - ADR (a)(d)	109,745
20,000	Northern Technologies International Corp.	223,000
		425,527
	Commercial Services & Supplies - 2.02%
60,000	Quest Resource Holding Corp. (a)	252,000
		252,000
	Communications Equipment - 3.44%
75,000	BK Technologies Corp.	206,250
48,075	PC-Tel, Inc.	221,626
		427,876
	Construction & Engineering - 1.61%
14,635	Bowman Consulting Group Ltd. (a)	200,938
		200,938
	Distributors - 0.27%
10,000	Educational Development Corp.	33,800
		33,800
	Diversified Financial Services - 2.19%
9,000	A-Mark Precious Metals, Inc.	272,700
		272,700
	Electrical Equipment - 0.77%
30,000	Expion360, Inc. (a)	96,300
		96,300
	Electronic Equipment, Instruments & Components - 9.01%
20,000	Airgain, Inc. (a)	165,200
44,899	Data I/O Corp. (a)	158,942
16,000	Identiv, Inc. (a)	216,640
22,500	Luna Innovations, Inc. (a)	145,575
17,000	Napco Security Technologies, Inc. (a)	436,220
		1,122,577
	Energy Equipment & Services - 1.04%
9,000	Gulf Island Fabrication, Inc. (a)	30,330
85,000	Profire Energy, Inc. (a)	99,450
		129,780
	Equity Real Estate Investment - 2.00%
45,000	Global Self Storage, Inc.	248,850
		248,850
	Food Products - 0.96%
50,000	Better Choice Co, Inc. (a)	119,000
		119,000
	Health Care Equipment & Supplies - 6.87%
25,000	Biomerica, Inc. (a)	69,250
61,758	Check Cap, Ltd. - ADR (a)(d)	18,880
196,571	Dynatronics Corp. (a)	129,835
78,125	INVO BioScience, Inc. (a)	78,125
7,500	Myomo, Inc. (a)	12,675
19,987	Sensus Healthcare, Inc. (a)	225,054
4,000	UFP Technologies, Inc. (a)	322,080
		855,899
	Health Care Providers & Services - 1.17%
27,000	Quipt Home Medical Corp. - ADR (a)(d)	145,530
		145,530
	Hotels, Restaurants & Leisure - 3.43%
20,000	Century Casinos, Inc. (a)	168,600
70,000	Galaxy Gaming, Inc. (a)	259,000
		427,600
	Household Durables - 1.88%
40,000	The Dixie Group, Inc. (a)	56,800
23,334	Singing Machine Co., Inc. (a)	177,805
		234,605
	Interactive Media & Services - 2.06%
52,400	DHI Group, Inc. (a)	256,236
		256,236
	IT Services - 5.87%
15,000	Cantaloupe, Inc. (a)	91,050
50,000	Data Storage Corp. (a)	126,000
40,001	DecisionPoint Systems, Inc. (a)	195,205
20,000	Information Services Group, Inc.	149,200
50,000	Research Solutions Inc. (a)	92,250
35,244	Usio, Inc. (a)	76,832
		730,537
	Leisure Products - 1.17%
25,000	Vision Marine Technologies, Inc. - ADR (a)(d)	145,750
		145,750
	Machinery - 5.50%
22,500	Commercial Vehicle Group, Inc. (a)	173,250
15,000	Gencor Industries, Inc. (a)	148,650
10,315	Taylor Devices, Inc. (a)	87,677
60,000	TechPrecision Corp. (a)	90,000
9,000	The Eastern Co.	185,400
		684,977
	Media - 1.80%
12,000	Perion Network Ltd. - ADR (a)(d)	224,760
		224,760
	Metals & Mining - 1.13%
32,000	Ampco-Pittsburgh Corp. (a)	140,800
		140,800
	Mortgage Real Estate Investment Trusts - 2.50%
10,950	Chicago Atlantic Real Estate Finance, Inc.	155,709
32,500	Sachem Capital Corp.	155,675
		311,384
	Personal Products - 0.96%
12,000	Natural Alternatives International, Inc. (a)	120,120
		120,120
	Pharmaceuticals - 3.69%
30,000	Alimera Sciences, Inc. (a)	171,300
79,550	Medicine Man Technologies, Inc. (a)	81,117
20,000	ProPhase Labs, Inc.	206,800
		459,217
	Professional Services - 8.44%
10,000	BGSF, Inc.	130,100
34,000	DLH Holdings Corp. (a)	603,500
11,250	Hudson Global, Inc. (a)	317,138
		1,050,738
	Real Estate Management & Development - 0.68%
13,000	Fathom Holdings, Inc. (a)	84,890
		84,890
	Semiconductors & Semiconductor Equipment - 2.95%
22,500	AXT, Inc. (a)	197,325
20,000	inTEST Corp. (a)	169,600
		366,925
	Software - 5.23%
30,000	Asure Software, Inc. (a)	171,000
55,510	FalconStor Software, Inc. (a)(b)	45,798
12,371	Intrusion, Inc. (a)	49,113
10,133	Issuer Direct Corp. (a)	253,224
40,500	NetSol Technologies, Inc. (a)	132,435
		651,570
	Technology Hardware, Storage & Peripherals - 2.77%
55,000	One Stop Systems, Inc. (a)	214,500
29,000	TransAct Technologies, Inc. (a)	130,500
		345,000
	Textile, Apparel & Luxury Goods - 0.97%
7,500	Lakeland Industries, Inc. (a)	120,300
		120,300
	Trading Companies & Distributors - 1.75%
3,500	TransAct Technologies, Inc. (a)	218,120
		218,120
	Water Utilities - 1.91%
18,000	Global Water Resources, Inc.	238,140
		238,140

	TOTAL COMMON STOCKS (Cost $9,925,313)	$11,990,783

Contracts	WARRANTS - 0.05%
	Health Care Equipment & Supplies - 0.00%
250,000	Titan Medical, Inc.
	Expiration: 08/10/2023, Exercise Price $3.20 (a)(b)(e)(f)	$0
	Metals & Mining - 0.05%
15,000	Ampco-Pittsburgh Corp.
	Expiration: 08/01/2025, Exercise Price $5.75 (a)(b)	6,000

	TOTAL WARRANTS (Cost $85,000)	$6,000

Shares	SHORT-TERM INVESTMENTS - 4.07%
507,013	First American Government Obligations Fund, Class X, 1.44% (c)	$507,013

	TOTAL SHORT-TERM INVESTMENT (Cost $507,013)	$507,013

	Total Investments (Cost $10,517,326) - 100.39%	$12,503,796
	Liabilities in Excess of Other Assets - (0.39)%	(48,756)
	TOTAL NET ASSETS - 100.00%	$12,455,040

Percentages are stated as a percent of net assets.
ADR	American Depository Receipt
(a)	Non-income producing security.
(b)	These securities are deemed to be illiquid. These securities represent $51,798 of value or 0.42% of net assets.
(c)	The rate shown is the seven-day yield as of July 31, 2022.
(d)	Foreign issued security.
(e)
Security was purchased in a transaction exempt from registration in the U.S. under the Securities Act of 1933 (the “Act”) and, unless registered under the Act, may only be sold pursuant to exemption from registration and, in the case of a Rule 144A offering under the Act, may only be sold to “qualified institutional buyers.” The value of this security is $0 or 0.00% of the Fund’s net assets. This security is deemed to be liquid.

(f)	The prices for these securities were derived from estimates of fair value using methods approved by the Fund’s Board of Directors. These securities represent $0 of value or 0.00% of net assets.